Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 3.04%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.95% (SOFR + 0.90%) 12/25/50 #, •	388,982	$ 388,982
Series 2021-DNA1 M1 144A 0.70% (SOFR + 0.65%) 1/25/51 #, •	254,053	253,978
Series 2021-DNA5 M1 144A 0.70% (SOFR + 0.65%) 1/25/34 #, •	333,240	333,133
Series 2021-HQA1 M1 144A 0.75% (SOFR + 0.70%) 8/25/33 #, •	512,895	512,597
Series 2021-HQA2 M1 144A 0.75% (SOFR + 0.70%) 12/25/33 #, •	1,000,000	999,089
Total Agency Collateralized Mortgage Obligations (cost $2,489,171)		2,487,779

Agency Commercial Mortgage-Backed Securities — 4.90%
FREMF Mortgage Trust
Series 2012-K18 B 144A 4.172% 1/25/45 #, •	2,500,000	2,498,903
Series 2015-K720 B 144A 3.39% 7/25/22 #, •	1,500,000	1,516,789
Total Agency Commercial Mortgage-Backed Securities (cost $4,066,517)		4,015,692

Collateralized Debt Obligations — 2.32%
Ares LVIII Series 2020-58A X 144A 0.924% (LIBOR03M + 0.80%, Floor 0.80%) 1/15/33 #, •	1,000,000	999,749
Symphony Series 2020-24A X 144A 0.924% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	900,000	899,774
Total Collateralized Debt Obligations (cost $1,900,000)		1,899,523

Corporate Bonds — 33.70%
Banks — 9.32%
Bank of America 1.124% (LIBOR03M + 1.00%) 4/24/23 •	1,500,000	1,503,534
Citigroup 4.05% 7/30/22	1,890,000	1,928,801
Goldman Sachs Group 1.776% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,275,651
JPMorgan Chase & Co. 1.024% (LIBOR03M + 0.90%) 4/25/23 •	1,410,000	1,413,233
Truist Bank 0.78% (SOFR + 0.73%) 3/9/23 •	1,500,000	1,508,469
		7,629,688
Capital Goods — 4.35%
Caterpillar Financial Services 2.95% 2/26/22	1,062,000	1,065,941
Otis Worldwide 0.659% (LIBOR03M + 0.45%) 4/5/23 •	1,500,000	1,500,048
Teledyne Technologies 0.65% 4/1/23	1,000,000	995,178
		3,561,167
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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 3.39%
Fox 3.666% 1/25/22	1,500,000	$ 1,502,982
Verizon Communications 1.256% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,275,045
		2,778,027
Consumer Cyclical — 3.36%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	1,494,690
General Motors Financial 0.81% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,255,922
		2,750,612
Consumer Non-Cyclical — 3.50%
AbbVie 0.81% (LIBOR03M + 0.65%) 11/21/22 •	1,405,000	1,410,460
Gilead Sciences 3.25% 9/1/22	1,440,000	1,459,598
		2,870,058
Electric — 3.67%
Exelon Generation 3.40% 3/15/22	3,000,000	3,009,364
		3,009,364
Energy — 1.22%
Pioneer Natural Resources 0.55% 5/15/23	1,000,000	996,486
		996,486
Insurance — 3.36%
Athene Global Funding 144A 0.75% (SOFR + 0.70%) 5/24/24 #, •	1,490,000	1,494,591
Brighthouse Financial Global Funding 144A 0.809% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,256,761
		2,751,352
Real Estate Investment Trusts — 1.53%
Public Storage 0.52% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,249,721
		1,249,721
Total Corporate Bonds (cost $27,568,837)		27,596,475

Non-Agency Asset-Backed Securities — 24.51%
Avis Budget Rental Car Funding AESOP Series 2019-1A A 144A 3.45% 3/20/23 #	1,000,000	1,003,928
Carvana Auto Receivables Trust Series 2021-P1 A2 0.28% 3/11/24	715,899	715,741
Dell Equipment Finance Trust
Series 2021-1 A2 144A 0.33% 5/22/26 #	980,325	979,552
Series 2021-2 A2 144A 0.33% 12/22/26 #	1,500,000	1,494,440

2    NQ-097 [12/21] 2/22 (2028204)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Dryden 83 Series 2020-83A X 144A 0.872% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, •	1,800,000	$ 1,799,548
Enterprise Fleet Financing Series 2020-2 A2 144A 0.61% 7/20/26 #	1,950,430	1,945,248
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	168,657	168,658
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	307,434	308,695
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	656,916	661,715
Hyundai Auto Lease Securitization Trust
Series 2020-A A3 144A 1.95% 7/17/23 #	627,036	628,878
Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,492,453

JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	1,147,933	1,145,788
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	1,430,245	1,429,217
PFS Financing Series 2020-B A 144A 1.21% 6/15/24 #	2,000,000	2,006,477
Tesla Auto Lease Trust Series 2021-B A2 144A 0.36% 9/22/25 #	2,000,000	1,988,058
Verizon Owner Trust
Series 2018-A A1A 3.23% 4/20/23	5,109	5,118
Series 2019-C A1A 1.94% 4/22/24	1,566,779	1,577,530

Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	720,251	720,338
Total Non-Agency Asset-Backed Securities (cost $20,110,464)		20,071,382

Commercial Paper — 31.33%
Banking — 1.83%
National Bank of Canada 0.20% 6/23/22	500,000	499,190
Toronto-Dominion 0.20% 6/28/22	1,000,000	998,543
		1,497,733
Banks — 2.26%
Bayerische Landesbank 0.351% 5/12/22	350,000	349,745
Societe Generale
0.261% 2/1/22	1,000,000	999,931
0.261% 2/15/22	500,000	499,942
		1,849,618
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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Commercial Paper (continued)
Consumer Cyclical — 0.86%
American Honda Finance Corporation 0.23% 1/24/22	700,000	$ 699,901
		699,901
Financials — 25.16%
Alberta Province 0.24% 5/24/22	400,000	399,778
Australia & New Zealand Banking Group 0.401% 7/15/22	250,000	249,456
Bank Nova Scotia
0.20% 7/13/22	500,000	499,140
0.205% 9/16/22	1,500,000	1,495,856
0.397% 7/20/22	500,000	499,090
Commonwealth Bank of Australia
0.23% 5/18/22	500,000	499,542
0.271% 10/17/22	1,300,000	1,295,874

DNB Bank 0.23% 5/26/22	500,000	499,461
Goldman Sachs Group
0.21% 7/5/22	1,000,000	998,093
0.875% 11/10/22	500,000	497,902

HSBC 0.281% 8/2/22	250,000	249,248
JP Morgan Securities
0.20% 7/15/22	500,000	498,976
0.22% 3/7/22	500,000	499,810
Lloyds Bank Corporate Markets
0.20% 3/7/22	250,000	249,927
0.28% 5/26/22	400,000	399,588
NatWest Markets
0.251% 7/18/22	1,000,000	997,656
0.30% 1/18/22	250,000	249,973
0.35% 4/22/22	400,000	399,550

Novartis Finance Corporation 0.05% 1/3/22	1,100,000	1,099,997
Royal Bank of Canada 0.21% 9/23/22	2,000,000	1,994,118
Skandinaviska Enskilda Banken 0.372% 8/5/22	750,000	748,599
Societe Generale 0.281% 10/19/22	2,000,000	1,991,678
Svenska Handelsbanken 0.20% 9/15/22	3,000,000	2,993,120
Westpac Banking Corporation
0.21% 9/29/22	400,000	398,891
0.375% 9/9/22	500,000	498,785

Westpac Securities 0.30% 4/28/22	400,000	399,784
		20,603,892
4    NQ-097 [12/21] 2/22 (2028204)

(Unaudited)
	Principal amount°	Value (US $)

Commercial Paper (continued)
Natural Gas — 1.22%
Northwest Natural Gas
0.20% 1/13/22	700,000	$ 699,969
0.30% 2/14/22	300,000	299,920
		999,889
Total Commercial Paper (cost $25,668,206)		25,651,033
Total Value of Securities—99.80% (cost $81,803,195)		81,721,884

Receivables and Other Assets Net of Liabilities—0.20%		161,929
Net Assets Applicable to 8,209,629 Shares Outstanding—100.00%		$81,883,813
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $29,282,961, which represents 35.76% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
NQ-097 [12/21] 2/22 (2028204)    5